GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES
GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 17 – GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES

The guarantee commitments of the Group are less than USD 0.1m (2018: USD 0.1m) and relate to guarantee commitments to Danish Shipping Finance.

The Group is involved in certain legal proceedings and disputes. It is Management’s opinion that the outcome of these proceedings and disputes will not have any material impact on the Group’s financial position, results of operations and cash flows.

The Group operates in a wide variety of jurisdictions, in some of which the tax law is subject to varying interpretations and potentially inconsistent enforcement. As a result, there can be practical uncertainties in applying tax legislation to the Group's activities. Whilst the Group considers that it operates in accordance with applicable tax law, there are potential tax exposures in respect of its operations, the impact of which cannot be reliably estimated but could be material.